Equity Incentive Plan (Table) (Details) shares in Thousands	6 Months Ended
Jun. 30, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Unvested at beginning of period | shares	271,038
Unvested at beginning of period | $ / shares	$ 9.28
Granted | shares	1,100,000
Granted | $ / shares	$ 5.09
Unvested at end of period | shares	1,371,038
Unvested at end of period | $ / shares	$ 5.92